UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22883

 NAME OF REGISTRANT:                     ARK ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 155 West 19th Street
                                         5th Floor
                                         New York, NY 10011

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Corporation Service Company
                                         2711 Centerville Road
                                         Suite 400
                                         Wilmington, DE 19808

 REGISTRANT'S TELEPHONE NUMBER:          212-426-7040

 DATE OF FISCAL YEAR END:                08/31

 DATE OF REPORTING PERIOD:               07/01/2015 - 06/30/2016


ARK Genomic Revolution ETF
--------------------------------------------------------------------------------------------------------------------------
 FLUIDIGM CORPORATION                                                                        Agenda Number:  934255820
--------------------------------------------------------------------------------------------------------------------------
        Security:  34385P108
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  FLDM
            ISIN:  US34385P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN A. YOUNG                                             Mgmt          For                            For
       GERHARD F. BURBACH                                        Mgmt          For                            For

2.     TO APPROVE OUR EXECUTIVE COMPENSATION                     Mgmt          For                            For
       PROGRAM FOR THE YEAR ENDED DECEMBER 31,
       2014, ON AN ADVISORY (NON-BINDING) BASIS.

3.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG                Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
 NANOSTRING TECHNOLOGIES, INC.                                                               Agenda Number:  934237531
--------------------------------------------------------------------------------------------------------------------------
        Security:  63009R109
    Meeting Type:  Annual
    Meeting Date:  15-Jul-2015
          Ticker:  NSTG
            ISIN:  US63009R1095
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       GREGORY NORDEN                                            Mgmt          For                            For
       CHARLES P. WAITE                                          Mgmt          For                            For

2.     TO RATIFY THE APPOINTMENT OF                              Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2015.



ARK Industrial Innovation ETF
--------------------------------------------------------------------------------------------------------------------------
 NXP SEMICONDUCTORS NV.                                                                      Agenda Number:  934248700
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6596X109
    Meeting Type:  Special
    Meeting Date:  02-Jul-2015
          Ticker:  NXPI
            ISIN:  NL0009538784
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      A) THE PROPOSAL TO APPROVE (WITHIN THE                    Mgmt          For                            For
       MEANING OF ARTICLE 2:107A OF THE DUTCH
       CIVIL CODE) THE COMPLETION BY NXP OF THE
       MERGER (THE "MERGER") OF NIMBLE ACQUISITION
       LIMITED, A WHOLLY-OWNED, INDIRECT
       SUBSIDIARY OF NXP ("MERGER SUB"), WITH AND
       INTO FREESCALE SEMICONDUCTOR, LTD.
       ("FREESCALE"), WITH FREESCALE SURVIVING THE
       MERGER AS A WHOLLY-OWNED, INDIRECT
       SUBSIDIARY OF NXP AND THE OTHER
       TRANSACTIONS CONTEMPLATED BY THE AGREEMENT
       AND PLAN OF MERGER (THE "MERGER
       AGREEMENT"), DATED AS OF ... (DUE TO SPACE
       LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL)

2A     THE PROPOSAL TO APPOINT GREGORY L. SUMME AS               Mgmt          For                            For
       NON-EXECUTIVE DIRECTOR OF NXP, EFFECTIVE AS
       OF THE EFFECTIVE TIME OF THE MERGER AND FOR
       A TERM ENDING AT THE CLOSE OF THE FIRST NXP
       ANNUAL GENERAL MEETING HELD AFTER SUCH
       EFFECTIVE TIME.

2B     THE PROPOSAL TO APPOINT PETER SMITHAM AS                  Mgmt          For                            For
       NON-EXECUTIVE DIRECTOR OF NXP, EFFECTIVE AS
       OF THE EFFECTIVE TIME OF THE MERGER AND FOR
       A TERM ENDING AT THE CLOSE OF THE FIRST NXP
       ANNUAL GENERAL MEETING HELD AFTER SUCH
       EFFECTIVE TIME.




--------------------------------------------------------------------------------------------------------------------------
 ORBITAL ATK, INC.                                                                           Agenda Number:  934252711
--------------------------------------------------------------------------------------------------------------------------
        Security:  68557N103
    Meeting Type:  Annual
    Meeting Date:  05-Aug-2015
          Ticker:  OA
            ISIN:  US68557N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: KEVIN P. CHILTON                    Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: ROXANNE J. DECYK                    Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: MARK W. DEYOUNG                     Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: MARTIN C. FAGA                      Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: LENNARD A. FISK                     Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: RONALD R. FOGLEMAN                  Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: ROBERT M. HANISEE                   Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: RONALD T. KADISH                    Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: TIG H. KREKEL                       Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: DOUGLAS L. MAINE                    Mgmt          For                            For

1K.    ELECTION OF DIRECTOR: ROMAN MARTINEZ IV                   Mgmt          For                            For

1L.    ELECTION OF DIRECTOR: JANICE I. OBUCHOWSKI                Mgmt          For                            For

1M.    ELECTION OF DIRECTOR: JAMES G. ROCHE                      Mgmt          For                            For

1N.    ELECTION OF DIRECTOR: HARRISON H. SCHMITT                 Mgmt          For                            For

1O.    ELECTION OF DIRECTOR: DAVID W. THOMPSON                   Mgmt          For                            For

1P.    ELECTION OF DIRECTOR: SCOTT L. WEBSTER                    Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE THE COMPENSATION                 Mgmt          For                            For
       OF ORBITAL ATK'S NAMED EXECUTIVE OFFICERS

3.     APPROVAL OF ORBITAL ATK, INC. 2015 STOCK                  Mgmt          For                            For
       INCENTIVE PLAN

4.     RATIFICATION OF APPOINTMENT OF INDEPENDENT                Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM



ARK Innovation ETF
--------------------------------------------------------------------------------------------------------------------------
 FLUIDIGM CORPORATION                                                                        Agenda Number:  934255820
--------------------------------------------------------------------------------------------------------------------------
        Security:  34385P108
    Meeting Type:  Annual
    Meeting Date:  29-Jul-2015
          Ticker:  FLDM
            ISIN:  US34385P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN A. YOUNG                                             Mgmt          For                            For
       GERHARD F. BURBACH                                        Mgmt          For                            For

2.     TO APPROVE OUR EXECUTIVE COMPENSATION                     Mgmt          For                            For
       PROGRAM FOR THE YEAR ENDED DECEMBER 31,
       2014, ON AN ADVISORY (NON-BINDING) BASIS.

3.     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG                Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING
       DECEMBER 31, 2015.




--------------------------------------------------------------------------------------------------------------------------
 NXP SEMICONDUCTORS NV.                                                                      Agenda Number:  934248700
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6596X109
    Meeting Type:  Special
    Meeting Date:  02-Jul-2015
          Ticker:  NXPI
            ISIN:  NL0009538784
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      A) THE PROPOSAL TO APPROVE (WITHIN THE                    Mgmt          For                            For
       MEANING OF ARTICLE 2:107A OF THE DUTCH
       CIVIL CODE) THE COMPLETION BY NXP OF THE
       MERGER (THE "MERGER") OF NIMBLE ACQUISITION
       LIMITED, A WHOLLY-OWNED, INDIRECT
       SUBSIDIARY OF NXP ("MERGER SUB"), WITH AND
       INTO FREESCALE SEMICONDUCTOR, LTD.
       ("FREESCALE"), WITH FREESCALE SURVIVING THE
       MERGER AS A WHOLLY-OWNED, INDIRECT
       SUBSIDIARY OF NXP AND THE OTHER
       TRANSACTIONS CONTEMPLATED BY THE AGREEMENT
       AND PLAN OF MERGER (THE "MERGER
       AGREEMENT"), DATED AS OF ... (DUE TO SPACE
       LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL)

2A     THE PROPOSAL TO APPOINT GREGORY L. SUMME AS               Mgmt          For                            For
       NON-EXECUTIVE DIRECTOR OF NXP, EFFECTIVE AS
       OF THE EFFECTIVE TIME OF THE MERGER AND FOR
       A TERM ENDING AT THE CLOSE OF THE FIRST NXP
       ANNUAL GENERAL MEETING HELD AFTER SUCH
       EFFECTIVE TIME.

2B     THE PROPOSAL TO APPOINT PETER SMITHAM AS                  Mgmt          For                            For
       NON-EXECUTIVE DIRECTOR OF NXP, EFFECTIVE AS
       OF THE EFFECTIVE TIME OF THE MERGER AND FOR
       A TERM ENDING AT THE CLOSE OF THE FIRST NXP
       ANNUAL GENERAL MEETING HELD AFTER SUCH
       EFFECTIVE TIME.



ARK Web x.0 ETF
--------------------------------------------------------------------------------------------------------------------------
 NXP SEMICONDUCTORS NV.                                                                      Agenda Number:  934248700
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6596X109
    Meeting Type:  Special
    Meeting Date:  02-Jul-2015
          Ticker:  NXPI
            ISIN:  NL0009538784
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      A) THE PROPOSAL TO APPROVE (WITHIN THE                    Mgmt          For                            For
       MEANING OF ARTICLE 2:107A OF THE DUTCH
       CIVIL CODE) THE COMPLETION BY NXP OF THE
       MERGER (THE "MERGER") OF NIMBLE ACQUISITION
       LIMITED, A WHOLLY-OWNED, INDIRECT
       SUBSIDIARY OF NXP ("MERGER SUB"), WITH AND
       INTO FREESCALE SEMICONDUCTOR, LTD.
       ("FREESCALE"), WITH FREESCALE SURVIVING THE
       MERGER AS A WHOLLY-OWNED, INDIRECT
       SUBSIDIARY OF NXP AND THE OTHER
       TRANSACTIONS CONTEMPLATED BY THE AGREEMENT
       AND PLAN OF MERGER (THE "MERGER
       AGREEMENT"), DATED AS OF ... (DUE TO SPACE
       LIMITS, SEE PROXY STATEMENT FOR FULL
       PROPOSAL)

2A     THE PROPOSAL TO APPOINT GREGORY L. SUMME AS               Mgmt          For                            For
       NON-EXECUTIVE DIRECTOR OF NXP, EFFECTIVE AS
       OF THE EFFECTIVE TIME OF THE MERGER AND FOR
       A TERM ENDING AT THE CLOSE OF THE FIRST NXP
       ANNUAL GENERAL MEETING HELD AFTER SUCH
       EFFECTIVE TIME.

2B     THE PROPOSAL TO APPOINT PETER SMITHAM AS                  Mgmt          For                            For
       NON-EXECUTIVE DIRECTOR OF NXP, EFFECTIVE AS
       OF THE EFFECTIVE TIME OF THE MERGER AND FOR
       A TERM ENDING AT THE CLOSE OF THE FIRST NXP
       ANNUAL GENERAL MEETING HELD AFTER SUCH
       EFFECTIVE TIME.



The 3D Printing ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ARK ETF Trust
By (Signature)       /s/ Catherine D. Wood
Name                 Catherine D. Wood
Title                President
Date                 08/17/2016